Organization and Principal Activities - Schedule of Subsidiaries (Details)	6 Months Ended
Dec. 31, 2025
Helport Limited (“Helport”) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jun. 05, 2023
Place of incorporation	British Virgin Islands
Percentage of direct or indirect ownership	100.00%
Principal activities	Holding company
Helport Group Limited (“Helport BVI”) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Nov. 14, 2023
Place of incorporation	British Virgin Islands
Percentage of direct or indirect ownership	100.00%
Principal activities	Holding company
Helport Pte. Ltd. (“Helport Singapore”) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Sep. 27, 2020
Place of incorporation	Singapore
Percentage of direct or indirect ownership	100.00%
Principal activities	Development of software and applications
Helport AI Inc. (“Helport US”) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Sep. 15, 2023
Place of incorporation	United States
Percentage of direct or indirect ownership	100.00%
Principal activities	Development of software and applications
PT Helport Callconnect Solutions (“Helport Indonesia”) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	May 09, 2025
Place of incorporation	Indonesia
Percentage of direct or indirect ownership	100.00%
Principal activities	Business Process Outsourcing (“BPO”) solutions provider
MHELPORT S.A. DE C.V. [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Oct. 25, 2025
Place of incorporation	Mexico
Percentage of direct or indirect ownership	81.48%
Principal activities	Business Process Outsourcing (“BPO”) solutions provider
Tristar Acquisition I Corp. (“Tristar”) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Mar. 05, 2021
Place of incorporation	Cayman Islands
Percentage of direct or indirect ownership	100.00%
Principal activities	Holding company